UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Balance Sheet Investment Fund
	Shares	Value

Common Stocks 84.2%
Automobiles & Components 1.4%
General Motors Co	408,700	$14,962,507
Banks 13.0%
Bank of America Corp	897,900	20,328,456
Citigroup Inc	294,400	16,436,352
Citizens Financial Group Inc	514,700	18,616,699
Comerica Inc	289,800	19,570,194
Farmers & Merchants Bank of Long Beach	1,475	10,472,500
JPMorgan Chase & Co	343,000	29,028,090
PNC Financial Services Group Inc	123,100	14,828,626
Regions Financial Corp	668,400	9,631,644
		138,912,561
Capital Goods 5.6%
Arconic Inc	89,043	2,029,290
[a] Chart Industries Inc	147,500	5,721,525
Encore Wire Corp	97,200	4,106,700
Mueller Industries Inc	298,000	11,997,480
Regal Beloit Corp	146,300	10,621,380
Terex Corp	353,100	11,228,580
[a] WESCO International Inc	204,300	14,444,010
		60,148,965
Commercial & Professional Services 3.2%
[a] Acco Brands Corp	609,680	7,773,420
[a] FTI Consulting Inc	142,100	5,988,094
Heidrick & Struggles International Inc	585,100	13,076,985
Tetra Tech Inc	155,000	6,773,500
		33,611,999
Consumer Durables & Apparel 2.2%
M.D.C. Holdings Inc	265,125	7,168,980
[a] Toll Brothers Inc	533,600	16,733,696
		23,902,676
Consumer Services 1.3%
Vail Resorts Inc	79,900	13,706,046
Diversified Financials 3.4%
The Bank of New York Mellon Corp	244,700	10,945,431
Capital One Financial Corp	55,800	4,876,362
Morgan Stanley	479,900	20,390,951
		36,212,744
Energy 15.2%
[a] Arch Coal Inc	127,000	9,142,730
Chevron Corp	135,400	15,076,790
[a] Cloud Peak Energy Inc	1,786,400	10,164,616
Devon Energy Corp	294,700	13,420,638
Helmerich & Payne Inc	34,200	2,433,672
[a] McDermott International Inc	2,505,200	20,292,120
Occidental Petroleum Corp	199,500	13,520,115
[a] QEP Resources Inc	703,300	12,265,552
[a] Rowan Cos. PLC	1,098,900	19,692,288
Royal Dutch Shell PLC, A, ADR (United Kingdom)	499,500	27,167,805
[a] Superior Energy Services Inc	414,900	7,331,283

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares	Value

Common Stocks (continued)
Energy (continued)
Tenaris SA (Italy)	494,500	$8,630,953
Valero Energy Corp	40,900	2,689,584
		161,828,146
Food, Beverage & Tobacco 4.3%
Archer-Daniels-Midland Co	405,400	17,943,004
Bunge Ltd	302,500	20,936,025
GrainCorp Ltd. (Australia)	459,436	3,313,192
Sanderson Farms Inc	38,400	3,494,400
		45,686,621
Health Care Equipment & Services 0.9%
Invacare Corp	149,500	1,719,250
National Healthcare Corp	105,000	7,859,250
		9,578,500
Life & Health Insurance 4.8%
MetLife Inc	327,800	17,835,598
National Western Life Group Inc., A	51,500	15,097,225
Prudential Financial Inc	178,200	18,730,602
		51,663,425
Materials 6.2%
Albemarle Corp	62,000	5,743,680
[a] Alcoa Corp	29,681	1,081,873
Aperam SA (Luxembourg)	166,400	7,846,357
[a] Century Aluminum Co	937,800	14,442,120
Domtar Corp	220,000	9,611,800
Materion Corp	122,900	4,829,970
The Mosaic Co	329,900	10,348,963
Reliance Steel & Aluminum Co	113,600	9,048,240
[a] TimkenSteel Corp	166,200	2,802,132
		65,755,135
Media 3.3%
News Corp., B	1,085,700	13,734,105
Scholastic Corp	187,100	8,565,438
Time Inc	654,100	12,591,425
		34,890,968
Multi-line Insurance 0.2%
American International Group Inc	41,000	2,634,660
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
[a] Allergan PLC	27,700	6,063,253
[a] Bio-Rad Laboratories Inc., A	131,428	24,981,834
		31,045,087
Property & Casualty Insurance 2.2%
Chubb Ltd	105,332	13,850,105
The Travelers Cos. Inc	80,100	9,434,178
		23,284,283
Real Estate 1.0%
[a,b] Trinity Place Holdings Inc	1,326,634	10,705,936

|2

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares	Value
Common Stocks (continued)
Retailing 0.3%
Abercrombie & Fitch Co., A	228,500	$2,652,885
Haverty Furniture Cos. Inc	15,000	327,000
		2,979,885
Semiconductors & Semiconductor Equipment 3.6%
Brooks Automation Inc	311,200	5,421,104
[a] Kulicke and Soffa Industries Inc. (Singapore)	381,200	6,701,496
MKS Instruments Inc	245,000	16,145,500
[a] Photronics Inc	921,500	10,597,250
		38,865,350
Technology Hardware & Equipment 5.1%
Corning Inc	1,658,400	43,931,016
[a] Rogers Corp	129,200	10,329,540
		54,260,556
Telecommunication Services 1.4%
[a] Iridium Communications Inc	771,883	7,796,018
[a] ORBCOMM Inc	820,700	6,705,119
		14,501,137
Utilities 2.7%
Eversource Energy	136,000	7,523,520
Great Plains Energy Inc	86,300	2,377,565
IDACORP Inc	134,000	10,722,680
PNM Resources Inc	249,000	8,565,600
		29,189,365
Total Common Stocks (Cost $628,501,614)		898,326,552

Convertible Preferred Stocks (Cost $4,719,389) 0.7%
Telecommunication Services 0.7%
Iridium Communications Inc., 6.75%, cvt., pfd., B	20,000	7,214,900
Total Investments before Short Term Investments (Cost $633,221,003)		905,541,452

Short Term Investments (Cost $160,754,491) 15.1%
Money Market Funds 15.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	160,754,491	160,754,491
Total Investments (Cost $793,975,494) 100.0%		1,066,295,943
Other Assets, less Liabilities (0.0)%†		(6,834)
Net Assets 100.0%		$1,066,289,109

See Abbreviations on page 20.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 4 regarding holdings of 5% voting securities.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|3

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2017 (unaudited)

Franklin MicroCap Value Fund

	Shares	Value

Common Stocks 96.4%
Aerospace & Defense 3.2%
[a] Ducommun Inc	253,300	$7,505,279
[a] Sparton Corp	173,900	3,770,152
		11,275,431
Automobiles & Components 1.7%
Spartan Motors Inc	775,900	6,129,610
Banks 13.1%
Bar Harbor Bankshares	199,700	8,653,001
Citizens Community Bancorp Inc	71,500	890,890
County Bancorp Inc	50,000	1,365,000
First Defiance Financial Corp	142,900	6,924,934
First Internet Bancorp	55,000	1,713,250
Investar Holding Corp	220,000	4,125,000
[b] Northeast Bancorp	459,500	6,524,900
Old Line Bancshares Inc	94,145	2,524,027
Peoples Financial Services Corp	87,543	3,764,349
Southern Missouri Bancorp Inc	114,000	3,837,240
WSFS Financial Corp	140,000	6,342,000
		46,664,591
Building Products 4.9%
[a] Armstrong Flooring Inc	160,000	3,364,800
Burnham Holdings Inc., A	200,000	3,110,000
[a,b] Continental Materials Corp	115,000	3,416,742
[a] Gibraltar Industries Inc	170,000	7,463,000
		17,354,542
Commercial & Professional Services 3.0%
Ecology and Environment Inc., A	80,100	829,035
Healthcare Services Group Inc	248,000	9,858,000
		10,687,035
Construction & Engineering 5.3%
[a] Northwest Pipe Co	287,600	5,507,540
[a] Orion Group Holdings Inc	445,000	4,672,500
[a] Sterling Construction Co	938,800	8,599,408
		18,779,448
Consumer Durables & Apparel 3.6%
[a,b] Delta Apparel Inc	455,100	8,528,574
Flexsteel Industries Inc	42,000	2,136,120
Rocky Brands Inc	170,600	2,158,090
		12,822,784
Consumer Services 1.6%
[a,b] Full House Resorts Inc	1,923,520	4,385,626
Golden Entertainment Inc	129,800	1,430,396
		5,816,022
Diversified Financials 1.4%
Arbor Realty Trust Inc	220,000	1,623,600
KCAP Financial Inc	764,988	3,006,403
[a,b] Origen Financial Inc	1,900,000	243,200
		4,873,203

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Electrical Equipment 1.9%
[a] Broadwind Energy Inc	100,000	$414,000
[a,b] Global Power Equipment Group Inc	1,275,000	6,489,750
		6,903,750
Energy 10.7%
Adams Resources & Energy Inc	2,115	81,956
Aegean Marine Petroleum Network Inc. (Greece)	488,000	5,392,400
Ardmore Shipping Corp. (Ireland)	489,000	3,594,150
[a] Cloud Peak Energy Inc	480,000	2,731,200
Gulf Island Fabrication Inc	227,000	3,155,300
[a] Natural Gas Services Group Inc	190,000	5,453,000
[a] Pacific Ethanol Inc	150,000	1,065,000
[a] Parker Drilling Co	1,000,000	2,550,000
[a] PHI Inc	17,600	274,912
[a] PHI Inc., non-voting	391,000	6,197,350
[a] Renewable Energy Group Inc	323,100	2,810,970
[a] Tesco Corp	555,200	4,774,720
		38,080,958
Food & Staples Retailing 1.9%
Village Super Market Inc., A	227,000	6,875,830
Food, Beverage & Tobacco 7.1%
John B. Sanfilippo & Son Inc	52,900	3,480,291
[a] Omega Protein Corp	288,000	7,185,600
[a] Seneca Foods Corp., A	276,500	9,912,525
[a] Seneca Foods Corp., B	121,500	4,683,825
		25,262,241
Health Care Equipment & Services 0.8%
Invacare Corp	240,000	2,760,000
Insurance 4.2%
[a] ACMAT Corp., A	196,300	4,220,450
Baldwin & Lyons Inc., B	276,801	6,643,224
[a] Global Indemnity Ltd. (Cayman Islands)	60,000	2,370,600
[a] Hallmark Financial Services Inc	162,600	1,778,844
		15,013,118
Machinery 9.6%
Alamo Group Inc	104,900	7,933,587
[b] Hardinge Inc	750,000	7,950,000
Hurco Cos. Inc	290,000	8,874,000
[a] Key Technology Inc	61,500	830,250
Miller Industries Inc	322,000	8,533,000
		34,120,837
Materials 5.9%
Friedman Industries Inc	120,000	822,000
Mercer International Inc. (Canada)	200,000	2,390,000
The Monarch Cement Co	134,144	6,291,354
Olympic Steel Inc	173,600	3,906,000
Schnitzer Steel Industries Inc., A	91,400	2,161,610
[a] Universal Stainless & Alloy Products Inc	325,207	5,489,494
		21,060,458

|5

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Real Estate 1.1%
[a] Bresler & Reiner Inc	205,000	$41,000
Griffin Industrial Realty Inc	122,000	3,834,460
		3,875,460
Retailing 3.9%
Caleres Inc	172,000	5,289,000
Haverty Furniture Cos. Inc	155,000	3,379,000
Shoe Carnival Inc	200,000	5,114,000
		13,782,000
Semiconductors & Semiconductor Equipment 1.5%
[a] AXT Inc	52,881	304,066
[a] Photronics Inc	452,000	5,198,000
		5,502,066
Technology Hardware & Equipment 2.1%
[a] Key Tronic Corp	455,000	3,608,150
[a] Kimball Electronics Inc	99,000	1,692,900
Richardson Electronics Ltd	375,000	2,265,000
		7,566,050
Telecommunication Services 4.6%
[a] Alaska Communications Systems Group Inc	1,215,600	2,030,052
ATN International Inc	66,000	5,299,140
[a] Hawaiian Telcom Holdco Inc	225,000	5,586,750
North State Telecommunications Corp., B	21,757	1,459,895
[a] ORBCOMM Inc	250,000	2,042,500
		16,418,337
Trading Companies & Distributors 1.5%
Central Steel and Wire Co	6,000	2,640,000
Houston Wire & Cable Co	185,000	1,359,750
[a] Titan Machinery Inc	100,000	1,381,000
		5,380,750
Transportation 1.0%
Celadon Group Inc	340,000	2,584,000
[a] Global Ship Lease Inc., A (United Kingdom)	700,000	1,113,000
		3,697,000
Utilities 0.8%
Gas Natural Inc	227,000	2,871,550
Total Common Stocks (Cost $213,260,072)		343,573,071

|6

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value
Short Term Investments (Cost $13,691,633) 3.9%
Money Market Funds 3.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	13,691,633	$13,691,633
Total Investments (Cost $226,951,705) 100.3%		357,264,704
Other Assets, less Liabilities (0.3)%		(894,370)
Net Assets 100.0%		$356,370,334

[a]Non-income producing.
[b]See Note 4 regarding holdings of 5% voting securities.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day yield at period end.

|7

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin MidCap Value Fund
	Shares/
	Units	Value

Common Stocks and Other Equity Interests 98.2%
Banks 7.8%
Citizens Financial Group Inc	28,700	$1,038,079
Comerica Inc	13,700	925,161
First Horizon National Corp	157,900	3,158,000
First Republic Bank/CA	14,200	1,339,486
Huntington Bancshares Inc	128,900	1,744,017
KeyCorp	75,800	1,362,126
Regions Financial Corp	67,900	978,439
SunTrust Banks Inc	37,100	2,108,022
Zions Bancorp	42,000	1,771,980
		14,425,310
Capital Goods 10.2%
BWX Technologies Inc	29,100	1,207,359
Carlisle Cos. Inc	16,500	1,800,315
Johnson Controls International PLC	54,600	2,401,308
L3 Technologies Inc	13,400	2,126,446
Parker-Hannifin Corp	6,400	941,632
Pentair PLC (United Kingdom)	13,800	809,094
Roper Technologies Inc	16,900	3,242,265
Textron Inc	54,800	2,595,876
[a] WABCO Holdings Inc	11,200	1,221,136
Xylem Inc	48,000	2,366,880
		18,712,311
Commercial & Professional Services 0.5%
Robert Half International Inc	20,300	955,318
Consumer Durables & Apparel 1.1%
PVH Corp	8,200	769,242
Ralph Lauren Corp	5,000	442,150
[a] Toll Brothers Inc	28,800	903,168
		2,114,560
Diversified Financials 6.3%
[a] E*TRADE Financial Corp	17,100	640,395
Invesco Ltd	41,700	1,205,964
Navient Corp	54,000	812,160
Northern Trust Corp	12,100	1,003,816
Raymond James Financial Inc	11,400	854,202
[a] SLM Corp	272,200	3,233,736
Synchrony Financial	74,500	2,668,590
T. Rowe Price Group Inc	16,300	1,099,272
		11,518,135
Energy 9.2%
Baker Hughes Inc	14,000	883,120
Cabot Oil & Gas Corp., A	100	2,148
Cameco Corp. (Canada)	73,000	930,750
Cimarex Energy Co	9,100	1,230,411
[a] Concho Resources Inc	9,200	1,282,848
Devon Energy Corp	37,700	1,716,858
[a] Diamondback Energy Inc	9,300	978,081
EQT Corp	16,800	1,018,584
Helmerich & Payne Inc	25,100	1,786,116

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Energy (continued)
Marathon Petroleum Corp	56,400	$2,710,020
Noble Energy Inc	49,900	1,984,024
Pioneer Natural Resources Co	8,000	1,441,840
[a] TechnipFMC PLC	29,800	1,001,876
		16,966,676
Food, Beverage & Tobacco 5.0%
The J. M. Smucker Co	12,600	1,711,710
Pinnacle Foods Inc	59,900	3,186,081
[a] TreeHouse Foods Inc	56,100	4,256,868
		9,154,659
Health Care Equipment & Services 5.9%
DENTSPLY SIRONA Inc	13,600	771,120
[a] Envision Healthcare Corp	57,200	3,889,600
[a] Hologic Inc	61,000	2,472,330
[a] Laboratory Corp. of America Holdings	6,698	898,938
[a] Premier Inc., A	35,000	1,115,100
Zimmer Biomet Holdings Inc	13,800	1,632,954
		10,780,042
Insurance 7.5%
Arthur J. Gallagher & Co	17,200	925,876
The Hartford Financial Services Group Inc	26,900	1,310,299
Lincoln National Corp	20,000	1,350,200
Principal Financial Group Inc	19,300	1,101,837
The Progressive Corp	36,400	1,362,816
RenaissanceRe Holdings Ltd	10,300	1,404,096
W. R. Berkley Corp	21,200	1,424,852
Willis Towers Watson PLC	18,000	2,252,340
XL Group Ltd. (Ireland)	70,800	2,659,956
		13,792,272
Materials 8.0%
Albemarle Corp	7,400	685,536
Domtar Corp	20,800	908,752
Ferroglobe PLC	244,275	2,567,330
[a,b] Ferroglobe Representation and Warranty Insurance Trust	196,900	—
[a] Freeport-McMoRan Inc	76,800	1,278,720
[a] Ingevity Corp	51,509	2,863,386
Martin Marietta Materials Inc	6,000	1,377,600
The Mosaic Co	100	3,137
Newmont Mining Corp	44,500	1,614,460
Nucor Corp	15,300	888,777
Tahoe Resources Inc	82,800	756,792
WestRock Co	34,956	1,865,252
		14,809,742
Media 1.1%
John Wiley & Sons Inc., A	14,500	798,950
TEGNA Inc	51,200	1,172,992
		1,971,942

|9

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Agilent Technologies Inc	18,200	$891,254
[a] Endo International PLC	20,300	248,472
[a] Horizon Pharma PLC	18,200	297,934
[a] Jazz Pharmaceuticals PLC	2,900	353,568
[a] Mallinckrodt PLC	8,200	399,586
Perrigo Co. PLC	28,800	2,193,120
[a] Waters Corp	5,800	821,570
		5,205,504
Real Estate 10.7%
Alexandria Real Estate Equities Inc	15,200	1,684,464
Apartment Investment & Management Co., A	21,500	947,505
Boston Properties Inc	12,300	1,610,070
DDR Corp	62,500	948,750
Duke Realty Corp	53,000	1,289,490
GGP Inc	46,600	1,157,544
Healthcare Realty Trust Inc	30,400	918,384
Host Hotels & Resorts Inc	35,800	646,906
Kilroy Realty Corp	18,200	1,362,270
Life Storage Inc	25,500	2,076,975
Physicians Realty Trust	72,200	1,339,310
Prologis Inc	15,900	776,715
Realogy Holdings Corp	87,900	2,277,489
UDR Inc	23,200	810,840
Weingarten Realty Investors	24,600	876,498
Weyerhaeuser Co	29,500	924,235
		19,647,445
Retailing 1.2%
[a] J.C. Penney Co. Inc	128,600	855,190
L Brands Inc	23,600	1,420,956
		2,276,146
Semiconductors & Semiconductor Equipment 2.4%
[a] First Solar Inc	11,900	371,161
Lam Research Corp	19,200	2,205,312
[a] Versum Materials Inc	65,300	1,825,135
		4,401,608
Software & Services 7.7%
[a] Autodesk Inc	16,700	1,358,378
Leidos Holdings Inc	18,125	875,800
[a] Mobileye NV (Israel)	107,200	4,605,312
[a] PTC Inc	35,200	1,850,464
[a] Red Hat Inc	24,800	1,881,824
Sabre Corp	69,000	1,690,500
Science Applications International Corp	16,071	1,308,501
Total System Services Inc	13,400	679,112
		14,249,891
Technology Hardware & Equipment 2.6%
[a] Keysight Technologies Inc	39,150	1,451,290
Western Digital Corp	41,100	3,276,903
		4,728,193

|10

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Telecommunication Services 0.5%
[a] Level 3 Communications Inc	16,500	$981,090
Transportation 0.7%
[a] JetBlue Airways Corp	68,400	1,341,324
Utilities 7.0%
American Water Works Co. Inc	15,500	1,138,320
Atmos Energy Corp	15,600	1,188,408
CenterPoint Energy Inc	47,200	1,237,112
CMS Energy Corp	27,900	1,188,540
DTE Energy Co	11,800	1,163,952
Edison International	16,300	1,187,944
Eversource Energy	21,300	1,178,316
FirstEnergy Corp	37,200	1,127,904
PNM Resources Inc	34,900	1,200,560
Sempra Energy	11,400	1,167,246
UGI Corp	25,000	1,159,250
		12,937,552
Total Common Stocks and Other Equity Interests (Cost $152,076,976)		180,969,720

Management Investment Companies (Cost $6,785) 0.0%†
Diversified Financials 0.0%†
iShares Russell Mid-Cap Value ETF	100	8,176
Total Investments before Short Term Investments (Cost $152,083,761)		180,977,896

Short Term Investments (Cost $5,641,852) 3.1%
Money Market Funds 3.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	5,641,852	5,641,852
Total Investments (Cost $157,725,613) 101.3%		186,619,748
Other Assets, less Liabilities (1.3)%		(2,433,066)
Net Assets 100.0%		$184,186,682

See Abbreviations on page 20.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|11

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2017 (unaudited)

Franklin Small Cap Value Fund

	Shares	Value

Common Stocks 92.0%
Aerospace & Defense 3.9%
[a] AAR Corp	2,019,907	$64,616,825
Cubic Corp	483,500	22,990,425
[b] Esterline Technologies Corp	312,800	26,791,320
		114,398,570
Automobiles & Components 3.1%
Gentex Corp	726,100	15,168,229
LCI Industries	345,300	37,896,675
Spartan Motors Inc	5,000	39,500
Thor Industries Inc	313,600	32,457,600
Winnebago Industries Inc	184,000	5,777,600
		91,339,604
Banks 11.4%
Access National Corp	96,700	2,579,956
BNC Bancorp	1,328,100	46,815,525
Bryn Mawr Bank Corp	83,400	3,340,170
Chemical Financial Corp	1,042,055	51,508,779
Columbia Banking System Inc	1,187,300	47,207,048
EverBank Financial Corp	1,291,400	25,091,902
First Horizon National Corp	2,785,300	55,706,000
First of Long Island Corp	510,250	13,827,775
German American Bancorp Inc	142,800	6,852,972
Lakeland Financial Corp	928,800	41,257,296
Middleburg Financial Corp	55,200	1,895,568
Peoples Bancorp Inc	467,000	14,500,350
TrustCo Bank Corp. NY	1,103,300	9,267,720
Washington Trust Bancorp Inc	211,500	11,526,750
		331,377,811
Building Products 4.9%
[b] Armstrong Flooring Inc	965,000	20,293,950
[b] Gibraltar Industries Inc	690,900	30,330,510
Griffon Corp	642,500	16,351,625
Insteel Industries Inc	265,200	9,823,008
Simpson Manufacturing Co. Inc	876,900	38,162,688
Universal Forest Products Inc	270,100	27,471,871
		142,433,652
Commercial & Professional Services 2.2%
[b] Huron Consulting Group Inc	299,600	13,571,880
McGrath RentCorp	875,031	33,496,187
MSA Safety Inc	248,000	17,694,800
		64,762,867
Construction & Engineering 2.8%
Argan Inc	64,100	4,727,375
EMCOR Group Inc	620,100	43,214,769
Granite Construction Inc	610,170	34,248,842
		82,190,986
Consumer Durables & Apparel 2.7%
[b] BRP Inc. (Canada)	1,562,300	31,545,981
Brunswick Corp	82,300	4,926,478
Hooker Furniture Corp	208,200	6,912,240

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Consumer Durables & Apparel (continued)
La-Z-Boy Inc	526,700	$15,063,620
[b] M/I Homes Inc	759,800	19,101,372
		77,549,691
Consumer Services 0.3%
Brinker International Inc	229,803	10,226,233
Electrical Equipment 1.6%
Encore Wire Corp	46,800	1,977,300
EnerSys	430,300	33,541,885
Regal Beloit Corp	165,100	11,986,260
		47,505,445
Energy 5.9%
[b] Energen Corp	420,300	22,649,967
[b] Helix Energy Solutions Group Inc	1,496,400	12,689,472
Hunting PLC (United Kingdom)	4,466,063	31,203,493
[b] Natural Gas Services Group Inc	287,000	8,236,900
[b] Oil States International Inc	1,105,300	43,659,350
[b] PHI Inc	40,000	624,800
[b] PHI Inc., non-voting	71,200	1,128,520
[b] Rowan Cos. PLC	507,584	9,095,905
[b] Unit Corp	1,614,600	41,979,600
		171,268,007
Food, Beverage & Tobacco 5.0%
AGT Food and Ingredients Inc. (Canada)	507,800	13,888,447
Dairy Crest Group PLC (United Kingdom)	2,368,500	17,739,831
GrainCorp Ltd. (Australia)	717,046	5,170,929
[a,b] Landec Corp	1,423,100	17,931,060
Maple Leaf Foods Inc. (Canada)	3,173,500	72,707,761
[b] Omega Protein Corp	690,100	17,217,995
		144,656,023
Health Care Equipment & Services 3.3%
Hill-Rom Holdings Inc	841,700	49,550,879
STERIS PLC	675,100	47,817,333
		97,368,212
Industrial Conglomerates 1.4%
Carlisle Cos. Inc	385,300	42,040,083
Insurance 7.4%
Arthur J. Gallagher & Co	304,400	16,385,852
Aspen Insurance Holdings Ltd	917,100	51,724,440
Endurance Specialty Holdings Ltd	203,337	18,847,306
The Hanover Insurance Group Inc	425,400	35,708,076
Horace Mann Educators Corp	471,000	19,475,850
Old Republic International Corp	1,448,500	30,128,800
Validus Holdings Ltd	791,311	45,104,727
		217,375,051
Machinery 7.0%
Astec Industries Inc	528,400	36,977,432
Federal Signal Corp	355,600	5,526,024
Franklin Electric Co. Inc	165,700	6,685,995
Hillenbrand Inc	219,800	8,033,690

|13

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Machinery (continued)
John Bean Technologies Corp	18,000	$1,554,300
Kennametal Inc	941,800	33,659,932
Lindsay Corp	123,125	9,276,237
[b] The Manitowoc Co. Inc	1,049,900	7,170,817
Miller Industries Inc	55,400	1,468,100
Mueller Industries Inc	906,400	36,491,664
Mueller Water Products Inc., A	3,781,800	50,903,028
Titan International Inc	149,500	1,986,855
Wabash National Corp	900	15,885
Watts Water Technologies Inc., A	79,600	5,253,600
		205,003,559
Materials 5.5%
AptarGroup Inc	84,600	6,173,262
[b] Detour Gold Corp. (Canada)	1,388,700	18,825,311
H.B. Fuller Co	206,100	10,175,157
[b] Ingevity Corp	448,000	24,904,320
Minerals Technologies Inc	100,500	8,055,075
OceanaGold Corp. (Australia)	6,292,300	21,844,237
A Schulman Inc	85,576	2,952,372
Sensient Technologies Corp	795,800	61,077,650
Stepan Co	79,900	6,240,989
		160,248,373
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Gerresheimer AG (Germany)	711,900	57,800,919
Real Estate 4.2%
Brandywine Realty Trust	2,520,600	40,581,660
LTC Properties Inc	1,254,531	58,548,962
Sunstone Hotel Investors Inc	1,531,600	22,545,152
		121,675,774
Retailing 1.2%
Caleres Inc	646,900	19,892,175
The Cato Corp., A	264,000	6,702,960
The Finish Line Inc., A	368,400	6,336,480
[b] Genesco Inc	24,000	1,444,800
[b] West Marine Inc	27,000	250,290
		34,626,705
Semiconductors & Semiconductor Equipment 5.1%
Cohu Inc	1,050,000	13,860,000
[b] Kulicke and Soffa Industries Inc. (Singapore)	1,276,400	22,439,112
MKS Instruments Inc	752,000	49,556,800
[b] Photronics Inc	2,685,600	30,884,400
[b] Versum Materials Inc	1,155,500	32,296,225
		149,036,537
Software & Services 1.5%
Mentor Graphics Corp	1,181,300	43,601,783

|14

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware & Equipment 2.2%
[b] NetScout Systems Inc	1,001,300	$33,343,290
[b] Rogers Corp	224,800	17,972,760
[b] Zebra Technologies Corp., A	169,500	14,182,065
		65,498,115
Telecommunication Services 0.7%
[b] ORBCOMM Inc	2,387,000	19,501,790
Transportation 2.9%
[b] SAIA Inc	973,000	46,752,650
[b] Spirit Airlines Inc	688,800	37,222,752
		83,975,402
Utilities 3.8%
Connecticut Water Service Inc	82,800	4,474,512
IDACORP Inc	681,520	54,535,230
Spire Inc	785,000	51,025,000
		110,034,742
Total Common Stocks (Cost $1,918,185,010)		2,685,495,934

	Principal
	Amount
Corporate Bonds (Cost $16,514,557) 0.6%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$17,386,000	17,342,535
Total Investments before Short Term Investments (Cost $1,934,699,567)		2,702,838,469

	Shares
Short Term Investments (Cost $212,925,066) 7.3%
Money Market Funds 7.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	212,925,066	212,925,066
Total Investments (Cost $2,147,624,633) 99.9%		2,915,763,535
Other Assets, less Liabilities 0.1%		3,074,943
Net Assets 100.0%		$2,918,838,478

aSee Note 4 regarding holdings of 5% voting securities.
bNon-income producing.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|15

FRANKLIN VALUE INVESTORS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|16

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Balance Sheet	Franklin MicroCap	Franklin MidCap	Franklin Small Cap
	Investment Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$795,636,899	$226,951,705	$158,107,622	$2,150,241,561

Unrealized appreciation	$283,865,485	$155,940,571	$32,997,339	$795,534,617
Unrealized depreciation	(13,206,441)	(25,627,572)	(4,485,213)	(30,012,643)
Net unrealized appreciation (depreciation)	$270,659,044	$130,312,999	$28,512,126	$765,521,974

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2017, certain or all Funds held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Trinity Place Holdings Inc. (Value is
1.0% of Net Assets)	1,342,554	—	(15,920)	1,326,634	$10,705,936	$—	$(14,148)

Franklin MicroCap Value Fund
Non-Controlled Affiliates
Continental Materials Corp	116,914	—	(1,914)	115,000	$3,416,742	$—	$3,956
Delta Apparel Inc	455,100	—	—	455,100	8,528,574	—	—
Full House Resorts Inc	1,945,304	—	(21,784)	1,923,520	4,385,626	—	(32,274)
Global Power Equipment Group Inc	1,275,000	—	—	1,275,000	6,489,750	—	—

|17

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4.	HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of				Number of
	Shares Held				Shares		Value at		Realized
	at Beginning		Gross	Gross	Held at End		End of	Investment	Gain
Name of Issuer	of Period		Additions	Reductions	of Period		Period	Income	(Loss)

Franklin MicroCap Value Fund (continued)
Non-Controlled Affiliates (continued)
Hardinge Inc		764,000	—	(14,000)	750,000		$7,950,000	$15,280	$4,550
Northeast Bancorp		459,500	—	—	459,500		6,524,900	4,595	—
Origen Financial Inc	1,900,000		—	—	1,900,000		243,200	—	—
Total Affiliated Securities (Value is 10.5% of Net Assets)							$37,538,792	$19,875	$(23,768)

Franklin Small Cap Value Fund
Non-Controlled Affiliates
AAR Corp	2,010,507		144,300	(134,900)	2,019,907		$64,616,825	$147,233	$1,279,203
Landec Corp	1,423,100		—	—	1,423,100		17,931,060	—	—
Total Affiliated Securities (Value is 2.8% of Net Assets)							$82,547,885	$147,233	$1,279,203

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2017, certain or all Funds held investments in affiliated management investment companies as follows:

									% of
									Affiliated
	Number of								Fund Shares
	Shares Held					Value			Outstanding
	at Beginning	Gross		Gross		at End	Investment	Realized	Held at End
	of Period	Additions	Reductions		of Period		Income	Gain (Loss)	of Period
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	164,192,937	58,877,828	(62,316,274)		160,754,491		$23,429	$ –	1.0%
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	8,048,646	18,990,193	(13,347,206)		13,691,633		$2,043	$ –	0.1%
Franklin MidCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	4,347,627	22,743,368	(21,449,143)		5,641,852		$740	$ –	–%[a]
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	279,727,587	116,499,476	(183,301,997)		212,925,066		$32,262	$ –	1.4%

[a]Rounds to less than 0.1%.

|18

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$905,541,452	$—		$—	$905,541,452
Short Term Investments	160,754,491	—		—	160,754,491
Total Investments in Securities	$1,066,295,943	$—		$—	$1,066,295,943

Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Equity Investments:
Insurance	$10,792,668	$4,220,450		$—	$15,013,118
All Other Equity Investments[b]	328,559,953	—		—	328,559,953
Short Term Investments	13,691,633	—		—	13,691,633
Total Investments in Securities	$353,044,254	$4,220,450		$—	$357,264,704

Franklin MidCap Value Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$180,977,896	$—	$	—[c]	$180,977,896
Short Term Investments	5,641,852	—		—	5,641,852
Total Investments in Securities	$186,619,748	$—		$—	$186,619,748

Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[b]	$2,685,495,934	$—		$—	$2,685,495,934
Corporate Bonds	—	17,342,535		—	17,342,535
Short Term Investments	212,925,066	—		—	212,925,066
Total Investments in Securities	$2,898,421,000	$17,342,535		$—	$2,915,763,535

aIncludes common, convertible preferred stocks and management investment companies.
bFor detailed categories, see the accompanying Statements of Investments.
cIncludes securities determined to have no value at January 31, 2017.

|19

FRANKLIN VALUE INVESTORS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|20

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 28, 2017

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date March 28, 2017